Summary of Significant Accounting Policies (Basis of Presentation and Principles of Consolidation) (Details) In Thousands, except Share data, unless otherwise specified	9 Months Ended				0 Months Ended		1 Months Ended			0 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011	Jun. 12, 2013 Common Stock [Member]	Mar. 28, 2012 Common Stock [Member]	Mar. 28, 2013 Common Stock [Member]	Mar. 27, 2013 Common Stock [Member]	Mar. 26, 2012 Common Stock [Member]	Jun. 12, 2013 Common Stock [Member] Underwriter [Member]	Jun. 12, 2013 Submittal Exchange [Member] Class A Preferred Units [Member]	Jun. 12, 2013 IPO [Member]	Jun. 12, 2013 IPO [Member] Common Stock [Member] USD ($)	Oct. 31, 2012 Textura Australasia, Pty. Ltd. [Member] AUD
Schedule of Equity Method Investments [Line Items]
Payments of Stock Issuance Costs													$ 6,037
Redeemable non-controlling interest	366		0
Shares issued upon conversion											0.5
Cash contributions														400
Percentage of ownership in joint venture														50.00%
Common stock, shares authorized	90,000,000		90,000,000	90,000,000		90,000,000	90,000,000	20,000,000	20,000,000
Stock split, conversion ratio						2	2
Shares of stock issued					5,750,000					750,000		750,000	5,750,000
Offering price per share	$ 15.00
Aggregate offering price, net of issuance costs	79,038	0											80,213
Stock issued during period, value	77,709												77,709
Deferred offering costs													$ 2,504